UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment |_|; Amendment Number: __

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    First United Bank & Trust
         -------------------------
Address: 19 South Second Street
         -------------------------
         Oakland, Maryland 21550
         -------------------------

Form 13F File Number: 28-10455
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Eugene D. Helbig
       -------------------------------
Title: Senior Trust Officer
       -------------------------------
Phone: 301-533-2360
       -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig                 Oakland, Maryland                  10/24/07
--------------------                 -----------------                  --------
      Signature                         City, State                       Date

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -----------

Form 13F Information Table Entry Total:         131
                                        -----------

Form 13F Information Table Value Total: $   104,338
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None

                           FORM 13F INFORMATION TABLE

                                 TITLE                                                                            VOTING AUTHORITY
                                   OF                     VALUE      SHARES/     SH/   PUT/    INVSTMT   OTHER   -------------------
NAME OF ISSUER                   CLASS         CUSIP     (X$1000)    PRN AMT     PRN   CALL    DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD                                 G1150G111      1153       28650    SH             SOLE              28650     0     0
ACCENTURE LTD                                 G1150G111         4         100    SH            DEFINED              100     0     0
INGERSOLL-RAND COMPANY LTD                    G4776G101       683       12550    SH             SOLE              12550     0     0
INGERSOLL-RAND COMPANY LTD                    G4776G101        10         200    SH            DEFINED              200     0     0
NABORS INDUSTRIES                             G6359F103       418       13590    SH             SOLE              13590     0     0
NABORS INDUSTRIES                             G6359F103         3         100    SH            DEFINED              100     0     0
AT&T INC                           COM        00206R102      1631       38561    SH             SOLE              38561     0     0
AT&T INC                           COM        00206R102       113        2682    SH            DEFINED             2682     0     0
ABBOTT LABS                        COM         2824100        359        6705    SH             SOLE               6705     0     0
ADOBE SYS INC                                 00724F101       290        6650    SH             SOLE               6650     0     0
ALLEGHENY ENERGY INC               COM         17361106       520        9956    SH             SOLE               9956     0     0
ALTRIA GROUP INC                   COM        02209S103       288        4143    SH             SOLE               4143     0     0
BB&T CORP COM                                  54937107       485       12020    SH             SOLE              12020     0     0
BB&T CORP COM                                  54937107        24         600    SH            DEFINED              600     0     0
BP AMOCO P L C                SPONSORED ADR    55622104       243        3515    SH             SOLE               3515     0     0
BP AMOCO P L C                SPONSORED ADR    55622104       113        1632    SH            DEFINED             1632     0     0
BANK OF AMERICA CORP                           60505104      2683       53385    SH             SOLE              53385     0     0
BANK OF AMERICA CORP                           60505104        10         200    SH            DEFINED              200     0     0
BECTON DICKINSON AND COMPANY                   75887109       407        4970    SH             SOLE               4970     0     0
CSX CORP                           COM        126408103       363        8500    SH             SOLE               8500     0     0
CHEVRONTEXACO                                 166764100       846        9043    SH             SOLE               9043     0     0
CISCO SYS INC                      COM        17275R102      1493       45103    SH             SOLE              45103     0     0
CITIGROUP INC                      COM        172967101      2328       49907    SH             SOLE              49907     0     0
CITIGROUP INC                      COM        172967101        13         300    SH            DEFINED              300     0     0
COCA COLA BOTTLING CONS            COM        191098102       723       12000    SH             SOLE              12000     0     0
COCA COLA CO                       COM        191216100       532        9260    SH             SOLE               9260     0     0
COCA COLA CO                       COM        191216100        14         250    SH            DEFINED              250     0     0
CONOCOPHILLIPS                                20825C104       456        5205    SH             SOLE               5205     0     0
CONOCOPHILLIPS                                20825C104         4          50    SH            DEFINED               50     0     0
CONSTELLATION ENERGY CORP          COM        210371100       214        2497    SH             SOLE               2497     0     0
DUFF & PHELPS UTILS INCOME I       COM        23325P104       164       15195    SH             SOLE              15195     0     0
DANAHER CORP DEL                   COM        235851102      2431       29395    SH             SOLE              29395     0     0
DANAHER CORP DEL                   COM        235851102        21         260    SH            DEFINED              260     0     0
UIT DIAMONDS TR SER 1                         252787106      2054       14793    SH             SOLE              14793     0     0
UIT DIAMONDS TR SER 1                         252787106        20         150    SH            DEFINED              150     0     0
DISNEY WALT CO                  COM DISNEY    254687106       805       23433    SH             SOLE              23433     0     0
DISNEY WALT CO                  COM DISNEY    254687106         6         200    SH            DEFINED              200     0     0
DOMINION NEW RES INC VA NEW                   25746U109      1538       18256    SH             SOLE              18256     0     0
DOMINION NEW RES INC VA NEW                   25746U109        11         135    SH            DEFINED              135     0     0
ERIE INDTY CO                      CL A       29530P102       447        7326    SH             SOLE               7326     0     0
EXELON CORP                                   30161N101       293        3890    SH             SOLE               3890     0     0
EXELON CORP                                   30161N101         1          20    SH            DEFINED               20     0     0
EXXON MOBIL CORP                   COM        30231G102      4719       50994    SH             SOLE              50994     0     0
EXXON MOBIL CORP                   COM        30231G102      1085       11725    SH            DEFINED            11725     0     0
FIRST UNITED CORPORATION                      33741H107      8015      378995    SH             SOLE             375995  3000     0
FIRST UNITED CORPORATION                      33741H107       202        9572    SH            DEFINED             9572     0     0
FLAHERTY & CRUMRINE PFD         CLAY/ PREF    338478100       456       25080    SH             SOLE              25080     0     0
GENERAL ELEC CO                    COM        369604103      2391       57766    SH             SOLE              57766     0     0
GENERAL ELEC CO                    COM        369604103        13         334    SH            DEFINED              334     0     0
HARTFORD GROUP INC                            416515104       708        7650    SH             SOLE               7650     0     0
INTERNATIONAL BUSINESS MACHS       COM        459200101      1557       13221    SH             SOLE              13221     0     0
INTERNATIONAL BUSINESS MACHS       COM        459200101        17         150    SH            DEFINED              150     0     0
ISHARES MSCI EAFE INDEX FUND                  464287465      4618       55920    SH             SOLE              55920     0     0
ISHARES MSCI EAFE INDEX FUND                  464287465        26         315    SH            DEFINED              315     0     0
ISHARE RUSSELL MID CAP VALUE                  464287473      4221       27900    SH             SOLE              27900     0     0
ISHARE RUSSELL MID CAP VALUE                  464287473        32         213    SH            DEFINED              213     0     0
ISHARE RUSELL MID CAP GROWTH                  464287481      1919       16537    SH             SOLE              16537     0     0
ISHARE RUSELL MID CAP GROWTH                  464287481        11         100    SH            DEFINED              100     0     0
ISHARES RUSSELL 1000 VAL I
   INDEX FD                                   464287598      1187       13820    SH             SOLE              13820     0     0
ISHARES RUSSELL 1000 GROWTH
   INDEX FD                                   464287614      4578       74176    SH             SOLE              74176     0     0
ISHARES RUSSELL 1000 GROWTH
   INDEX FD                                   464287614         6         100    SH            DEFINED              100     0     0
ISHARES RUSSELL 2000 VALUE                    464287630      1727       22451    SH             SOLE              22451     0     0
ISHARES RUSSELL 2000 VALUE                    464287630         9         120    SH            DEFINED              120     0     0
ISHARES TR RUSSELL 2000
   GROWTH INDEX FD                            464287648      1147       13477    SH             SOLE              13477     0     0
ISHARES-TELECOMMUNICATIONS                    464287713       282        8340    SH             SOLE               8340     0     0
ISHARES-TECHNOLOGY                            464287721      1466       23356    SH             SOLE              23356     0     0
ISHARES-TECHNOLOGY                            464287721        18         290    SH            DEFINED              290     0     0
ISHARES - HEALTH                              464287762      1418       20045    SH             SOLE              20045     0     0
ISHARES - HEALTH                              464287762         5          80    SH            DEFINED               80     0     0
ISHARES S&P SMALL CAP 600
   INDEX                                      464287804       240        3450    SH             SOLE               3450     0     0
JOHNSON & JOHNSON                  COM        478160104      1906       29022    SH             SOLE              29022     0     0
JOHNSON & JOHNSON                  COM        478160104        13         200    SH            DEFINED              200     0     0
KOHL'S CORP (WISCONSIN)                       500255104      1163       20295    SH             SOLE              20295     0     0
KOHL'S CORP (WISCONSIN)                       500255104         4          80    SH            DEFINED               80     0     0
L-3 COMMUNICATIONS HLDGS INC       COM        502424104      1903       18635    SH             SOLE              18635     0     0
L-3 COMMUNICATIONS HLDGS INC       COM        502424104        12         125    SH            DEFINED              125     0     0
LOWES COS INC                      COM        548661107      1194       42630    SH             SOLE              42630     0     0
LOWES COS INC                      COM        548661107         5         200    SH            DEFINED              200     0     0
M & T BANK CORP                               55261F104       791        7654    SH             SOLE               7654     0     0
M & T BANK CORP                               55261F104         6          59    SH            DEFINED               59     0     0
JOHN HANCOCK LIFE INSURANCE                   56501R106        97        2372    SH             SOLE               2372     0     0
JOHN HANCOCK LIFE INSURANCE                   56501R106       158        3850    SH            DEFINED             3850     0     0
MEDTRONIC INC                      COM        585055106      1214       21530    SH             SOLE              21530     0     0
MEDTRONIC INC                      COM        585055106         8         150    SH            DEFINED              150     0     0
MERCK & CO INC                     COM        589331107       366        7098    SH             SOLE               7098     0     0
MICROSOFT CORP                     COM        594918104       732       24862    SH             SOLE              24862     0     0
MICROSOFT CORP                     COM        594918104         2         100    SH            DEFINED              100     0     0
MIDCAP SPDR TR UNIT SER 1                     595635103       424        2640    SH             SOLE               2640     0     0
NUVEEN  QUALITY PFD 8.40%                     67072C105       650       52003    SH             SOLE              52003     0     0
NUVEEN  QUALITY PFD 8.40%                     67072C105         4         380    SH            DEFINED              380     0     0
PNC FINL SVCS GROUP INC            COM        693475105       213        3136    SH             SOLE               3136     0     0
PEPSICO INC                        COM        713448108      2291       31279    SH             SOLE              31279     0     0
PEPSICO INC                        COM        713448108        17         242    SH            DEFINED              242     0     0
POWERSHARE QQQ TR                             73935A104      2952       57443    SH             SOLE              57443     0     0
POWERSHARE QQQ TR                             73935A104         1          20    SH            DEFINED               20     0     0
POWERSHARES WATER RESOURCE          P         73935X575       617       28925    SH             SOLE              28925     0     0
POWERSHARES OIL SERVICES                      73935X625       438       15830    SH             SOLE              15830     0     0
POWERSHARES OIL SERVICES                      73935X625        11         400    SH            DEFINED              400     0     0
PRAXAIR INC                        COM        74005P104       834        9960    SH             SOLE               9960     0     0
PRAXAIR INC                        COM        74005P104         8         100    SH            DEFINED              100     0     0
PROCTER & GAMBLE CO                COM        742718109       842       11980    SH             SOLE              11980     0     0
PROCTER & GAMBLE CO                COM        742718109        17         250    SH            DEFINED              250     0     0
RMK STRATEGIC INCOME FUND                     74963H102       104       12501    SH             SOLE              12501     0     0
RMK HIGH INCOME FUND                          74963Q102       175       18990    SH             SOLE              18990     0     0
RYDEX ETF TR S&P 500 EQUAL
   WEIGHTED INDEX FD                          78355W106      3485       69725    SH             SOLE              69725     0     0
RYDEX ETF TR S&P 500 EQUAL
   WEIGHTED INDEX FD                          78355W106        18         370    SH            DEFINED              370     0     0
SPDR TRUST UNIT                               78462F103      4859       31848    SH             SOLE              31848     0     0
SPDR TRUST UNIT                               78462F103        19         125    SH            DEFINED              125     0     0
SCHLUMBERGER LTD                   COM        806857108      1485       14144    SH             SOLE              14144     0     0
SPDR-BASIC MATERIALS                          81369Y100       347        8249    SH             SOLE               8249     0     0
SPDR - CONSUMER STAPLES                       81369Y308       671       24018    SH             SOLE              24018     0     0
SPDR - CONSUMER STAPLES                       81369Y308         6         230    SH            DEFINED              230     0     0
SPDR CONSUMER DISCRETIONARY                   81369Y407       224        6091    SH             SOLE               6091     0     0
SPDR CONSUMER DISCRETIONARY                   81369Y407         3         100    SH            DEFINED              100     0     0
SPDR-ENERGY                                   81369Y506       700        9362    SH             SOLE               9362     0     0
SPDR-INDUSTRIAL                               81369Y704      1057       25741    SH             SOLE              25741     0     0
SPDR-INDUSTRIAL                               81369Y704        12         300    SH            DEFINED              300     0     0
SPDR-UTILITIES                                81369Y886       297        7473    SH             SOLE               7473     0     0
SPDR-UTILITIES                                81369Y886         1          40    SH            DEFINED               40     0     0
STATE ST CORP                                 857477103      1167       17135    SH             SOLE              17135     0     0
STATE ST CORP                                 857477103         5          80    SH            DEFINED               80     0     0
STRYKER CORP                       COM        863667101       872       12690    SH             SOLE              12690     0     0
STRYKER CORP                       COM        863667101         3          50    SH            DEFINED               50     0     0
SUMMIT FINANCIAL GROUP INC                    86606G101       260       14350    SH             SOLE              14350     0     0
TARGET CORP                                   87612E106       600        9450    SH             SOLE               9450     0     0
TARGET CORP                                   87612E106         2          35    SH            DEFINED               35     0     0
VERIZON COMMUNICATIONS                        92343V104      2144       48433    SH             SOLE              48433     0     0
VERIZON COMMUNICATIONS                        92343V104       149        3379    SH            DEFINED             3379     0     0
WACHOVIA CORP 2ND NEW                         929903102       238        4749    SH             SOLE               4749     0     0
WAL MART STORES INC                COM        931142103       251        5769    SH             SOLE               5769     0     0
WAL MART STORES INC                COM        931142103         4         100    SH            DEFINED              100     0     0

GRAND TOTALS                                               104338     2030531                                   2027531  3000     0